DELAWARE VIP TRUST

Delaware VIP Growth Opportunities Series
Delaware VIP Trend Series

Supplement to the Series' Statement of Additional Information
dated April 30, 2007

The following updates the information regarding the management of Delaware VIP Growth Opportunities Series and Delaware VIP Trend Series only in the section entitled, "Management of the Trust - Officers and Trustees" in the Series' Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust:

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Marshall T. Bassett 2005 Market Street Philadelphia, PA 19103 February 8, 1954	Senior Vice President and Senior Portfolio Manager	10 Years	Mr. Bassett has served in various capacities at different times at Delaware Investments
Barry S. Gladstein 2005 Market Street Philadelphia, PA 19103 August 29, 1964	Vice President and Portfolio Manager	2 Years	Mr. Gladstein has served in various capacities at different times at Delaware Investments
Christopher M. Holland 2005 Market Street Philadelphia, PA 19103 January 23, 1975	Vice President and Portfolio Manage	7 Years	Mr. Holland has served in various capacities at different times at Delaware Investments
Steven T. Lampe 2005 Market Street Philadelphia, PA 19103 September 13, 1968	Vice President and Portfolio Manager	10 Years	Mr. Lampe has served in various capacities at different times at Delaware Investments
Rudy D. Torrijos III 2005 Market Street Philadelphia, PA 19103 May 8, 1970	Vice President and Portfolio Manager	2 Years

Vice President and Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 - Present)

Technology Analyst - Fiduciary Trust Co., International
(2003 - 2005)

Fund Manager - Neuberger Berman Growth Group
(2000 - 2003)

Michael S. Tung, M.D. 2005 Market Street Philadelphia, PA 19103 November 14, 1975	Vice President and Portfolio Manager	Less than 1 year

Dr. Tung joined Delaware Investments in November 2006.

Vice President
Galleon Group
(2005 - 2006)

Analyst
Hambrecht & Quist Capital Management
(2003 - 2005)

Junior Analyst
Durus Capital Management
(2003)

Anesthesiologist
Beth Israel Deaconess Medical Center, Harvard Medical School
(2002-2003)

Lori P. Wachs 2005 Market Street Philadelphia, PA 19103 November 8, 1968	Vice President and Portfolio Manager	14 Years	Ms. Wachs has served in various capacities at different times at Delaware Investments

The following updates the information related to Delaware VIP Growth Opportunities Series and Delaware VIP Trend Series only in the section entitled, "Portfolio Managers - Other Accounts Managed" in the Series' Statement of Additional Information:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2006.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Marshall T. Bassett
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	27	$1.7 billion	1	$98.5 million
Barry S. Gladstein
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	17	$1.7 billion	1	$98.5 million
Christopher M. Holland
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	20	$1.7 billion	1	$98.5 million
Steven T. Lampe
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	21	$1.7 billion	1	$98.5 million
Rudy D. Torrijos III
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	14	$1.7 billion	1	$98.5 million
Michael S. Tung, M.D. *
Registered Investment Companies	18	$3.7 billion	0	$0
Other Pooled Investment Vehicles	1	$4.6 million	0	$0
Other Accounts	9	$1.1 billion	1	$110.9 million
Lori P. Wachs
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	16	$1.7 billion	1	$98.5 million

  As of July 16, 2007.

This Supplement is dated October 17, 2007.